Condensed Interim Consolidated Statements of Loss and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
REVENUES
Revenues	$ 250,661	$ 70,364	$ 574,417	$ 70,700
EXPENSES
Amortization (Note 7)	65,870	85,430	140,364	152,183
Amortization of intangible assets (Note 10)	629,989	595,998	1,267,679	927,713
Consulting fees (Note 3)	186,714	139,679	335,121	225,798
Foreign exchange (gain) loss	(155,605)	1,459,795	(46,772)	1,318,905
Office and miscellaneous expenses	229,585	328,663	419,215	529,999
Interest expense	30,482	40,325	67,050	116,502
Professional fees (Note 14)	232,637	1,523,623	667,641	2,060,360
Salaries and wages (Note 14)	1,600,138	1,217,858	3,058,050	2,181,835
Sales and marketing	29,406	521,781	78,255	727,023
Software delivery costs	364,982	99,926	602,005	158,654
Share-based compensation (Note 13)	375,919	275,788	884,322	478,008
Total operating loss	(3,339,456)	(6,218,504)	(6,898,513)	(8,806,281)
Finance expense (Note 12)	(19,739)	(52,468)	(44,097)	(137,629)
Change in fair value of warrant liability (Note 13)	133,052	3,887,287	361,049	(4,705,890)
Loss on note conversion		(2,762)		(118,544)
Net loss	(3,226,143)	(2,386,446)	(6,581,561)	(13,768,344)
Other comprehensive loss:
Foreign currency transaction loss				(355,627)
Loss and comprehensive loss	(3,226,143)	(2,386,446)	(6,581,561)	(14,123,971)
Total other comprehensive loss attributable to:
Shareholders				(317,875)
Non-controlling interest				(37,752)
Comprehensive income				(355,627)
Total comprehensive loss attributable to:
Shareholders	(2,740,734)	(1,125,704)	(5,322,635)	(12,624,612)
Non-controlling interest	(485,409)	(1,260,742)	(1,258,926)	(1,499,358)
Comprehensive income net	$ (3,226,143)	$ (2,386,446)	$ (6,581,561)	$ (14,123,971)
Basic and diluted loss per common share attributable to Versus Systems Inc. (in Dollars per share)	$ (0.13)	$ (0.08)	$ (0.28)	$ (0.94)
Weighted average common shares outstanding (in Shares)	20,710,853	13,832,813	18,975,776	13,076,747